Securities Act File No. 33-69724
Investment Company Act File No. 811-8056

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.20549

FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
    Pre-Effective Amendment No.
    Post-Effective Amendment No. 35

    and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
Amendment No. 36

(Check appropriate box or boxes)

MMA PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)
303 Broadway, Suite 900
Cincinnati, Ohio 45202
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski
Dechert LLP
90 State House Square
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

COPIES TO:
Jay S. Fitton
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, Ohio 45202

       It is proposed that this filing will become effective (check appropriate box)

       [X] immediately upon filing pursuant to paragraph (b)
       [ ] on (Date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (Date) pursuant to paragraph (a)(1) of Rule 485
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (Date) pursuant to paragraph (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and the State of Indiana, on the 21st day of January, 2011..

MMA PRAXIS MUTUAL FUNDS /s/ David Gautsche David Gautsche, President

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 35 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

	President	January 21, 2011
s/ David Gautsche
David Gautsche

	Treasurer	January 21, 2011
/s/ Trent Statczar
Trent Statczar
(Principal Financial Officer)

	Trustee	January 21, 2011
/s/ Larry Miller
Larry Miller

**	Chairman	January 21, 2011
Howard L. Brenneman	and Trustee

***	Trustee	January 21, 2011
Don Weaver

*	Trustee	January 21, 2011
Karen Klassen Harder

*	Trustee	January 21, 2011
Donald E. Showalter

*	Trustee	January 21, 2011
Bruce Harder

*	Trustee	January 21, 2011
R. Clair Sauder

***	Trustee	January 21, 2011
Candace L. Smith

* and ***By:

/s/ Anthony Zacharski
Anthony Zacharski Attorney-in-fact January 24, 2011

**By:

/s/ Larry Miller
Larry Miller January 21, 2011

* Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007 and filed herewith.

** Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

*** Pursuant to Power of Attorney filed in Post-Effective Amendment No. 25 to the Registration Statement on May 1, 2008.

EXHIBIT INDEX
Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase